UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Non-controlling Interests	Total
Balance at Dec. 31, 2015	$ 53	$ 938,922	$ (10,635)	$ (307,668)	$ 7,357	$ 628,029
Balance (in shares) at Dec. 31, 2015	212,177
Increase (Decrease) in Shareholders' Equity (Deficit)
Issuance of ordinary shares pursuant to stock plan	$ 1	2,034				2,035
Issuance of ordinary shares pursuant to stock plan (in shares)	2,625
Non-cash stock-based compensation		15,795				15,795
Net income (loss)				32,955	(1,374)	31,581
Currency translation adjustments			(5,209)		(128)	(5,337)
Net change in other comprehensive loss from available-for-sale securities			(1,659)			(1,659)
Balance at Jun. 30, 2016	$ 54	956,751	(17,503)	(274,713)	5,855	670,444
Balance (in shares) at Jun. 30, 2016	214,802
Balance at Dec. 31, 2016	$ 55	979,805	(26,994)	(199,641)	4,133	$ 757,358
Balance (in shares) at Dec. 31, 2016	218,076					218,076
Increase (Decrease) in Shareholders' Equity (Deficit)
Issuance of ordinary shares pursuant to stock plan	$ 1	1,392				$ 1,393
Issuance of ordinary shares pursuant to stock plan (in shares)	3,141
Non-cash stock-based compensation		22,626				22,626
Net income (loss)				120,479	(717)	119,762
Currency translation adjustments			11,585		75	11,660
Net change in other comprehensive loss from available-for-sale securities			(901)			(901)
Balance at Jun. 30, 2017	$ 56	$ 1,003,823	$ (16,310)	$ (79,162)	$ 3,491	$ 911,898
Balance (in shares) at Jun. 30, 2017	221,217					221,217